Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/20 (Unaudited)

COMMON STOCKS (94.7%)(a)
	Shares	Value
Aerospace and defense (2.7%)
Parsons Corp.(NON)	28,049	$896,446
Vectrus, Inc.(NON)	25,598	1,060,013

		1,956,459
Auto components (0.9%)
Cooper Tire & Rubber Co.	39,323	640,965

		640,965
Banks (14.9%)
Ameris Bancorp	19,900	472,824
Baycom Corp.(NON)	41,800	503,690
Coastal Financial Corp./WA(NON)	18,098	190,210
ConnectOne Bancorp, Inc.	58,669	788,511
First Bancshares, Inc. (The)	22,300	425,261
First Horizon National Corp.(S)	79,800	643,188
First Merchants Corp.	11,900	315,231
Investors Bancorp, Inc.	115,513	922,949
Lakeland Bancorp, Inc.	65,900	712,379
OFG Bancorp (Puerto Rico)	74,400	831,792
Professional Holding Corp. Class A(NON)(S)	31,522	502,776
QCR Holdings, Inc.	33,106	896,179
Southern First Bancshares, Inc.(NON)	18,684	530,065
Sterling Bancorp	69,649	727,832
TCF Financial Corp.	38,200	865,612
TriCo Bancshares	12,100	360,822
Univest Financial Corp.	19,200	313,344
Western Alliance Bancorp	22,100	676,481

		10,679,146
Building products (2.9%)
Builders FirstSource, Inc.(NON)	40,600	496,538
Masonite International Corp.(NON)	15,800	749,710
Quanex Building Products Corp.	82,666	833,273

		2,079,521
Capital markets (0.2%)
Stifel Financial Corp.	2,800	115,584

		115,584
Chemicals (1.3%)
Element Solutions, Inc.(NON)	113,100	945,516

		945,516
Commercial services and supplies (0.9%)
CECO Environmental Corp.(NON)	133,326	622,632

		622,632
Communications equipment (1.0%)
Lumentum Holdings, Inc.(NON)	9,500	700,150

		700,150
Construction and engineering (4.7%)
Ameresco, Inc. Class A(NON)	40,301	686,326
MasTec, Inc.(NON)	16,200	530,226
MYR Group, Inc.(NON)	27,602	722,896
Sterling Construction Co., Inc.(NON)	91,817	872,262
WillScot Corp.(NON)(S)	57,100	578,423

		3,390,133
Containers and packaging (1.3%)
Silgan Holdings, Inc.	32,500	943,150

		943,150
Distributors (1.1%)
Core-Mark Holding Co., Inc.	26,200	748,534

		748,534
Electric utilities (2.4%)
PNM Resources, Inc.	21,800	828,400
Portland General Electric Co.	18,900	906,066

		1,734,466
Electronic equipment, instruments, and components (3.3%)
Insight enterprises, Inc.(NON)	17,100	720,423
Jabil, Inc.	40,900	1,005,322
SYNNEX Corp.	8,543	624,493

		2,350,238
Energy equipment and services (1.2%)
Newpark Resources, Inc.(NON)	580,300	520,529
Select Energy Services, Inc. Class A(NON)	96,090	310,371

		830,900
Entertainment (1.9%)
IMAX Corp. (Canada)(NON)	64,600	584,630
Lions Gate Entertainment Corp. Class A(NON)(S)	128,251	779,766

		1,364,396
Equity real estate investment trusts (REITs) (7.3%)
Alpine Income Property Trust, Inc.(R)	62,617	770,815
Columbia Property Trust, Inc.(R)	18,100	226,250
Diversified Healthcare Trust(R)	95,128	345,315
Gaming and Leisure Properties, Inc.(R)	26,735	740,827
Plymouth Industrial REIT, Inc.(R)	51,100	570,276
QTS Realty Trust, Inc. Class A(R)	20,245	1,174,412
Spirit Realty Capital, Inc.(R)	29,367	767,947
STORE Capital Corp.(R)	34,500	625,140

		5,220,982
Food and staples retail (1.6%)
Ingles Markets, Inc. Class A	30,800	1,113,728

		1,113,728
Health-care providers and services (3.8%)
Acadia Healthcare Co., Inc.(NON)	31,233	573,126
Brookdale Senior Living, Inc.(NON)	165,666	516,878
Magellan Health, Inc.(NON)	15,400	740,894
Premier, Inc. Class A(NON)	27,800	909,616

		2,740,514
Hotels, restaurants, and leisure (1.3%)
Darden Restaurants, Inc.	9,400	511,924
Dine Brans Global, Inc.	13,900	398,652

		910,576
Household durables (0.7%)
Purple Innovation, Inc.(NON)	88,459	502,447

		502,447
Insurance (3.4%)
Argo Group International Holdings, Ltd. (Bermuda)	21,300	789,378
Heritage Insurance Holdings, Inc.	71,414	764,844
Palomar Holdings, Inc.(NON)	13,522	786,440
State Auto Financial Corp.	3,821	106,186

		2,446,848
Interactive media and services (1.5%)
Meet Group, Inc. (The)(NON)(S)	185,583	1,089,372

		1,089,372
IT Services (2.7%)
CACI International, Inc. Class A(NON)	5,100	1,076,865
Unisys Corp.(NON)	71,400	881,790

		1,958,655
Leisure products (2.3%)
Clarus Corp.	62,070	608,286
Vista Outdoor, Inc.(NON)	115,708	1,018,230

		1,626,516
Machinery (3.7%)
Columbus McKinnon Corp./NY	33,200	830,000
Mayville Engineering Co., Inc.(NON)	81,811	501,501
Rexnord Corp.	39,200	888,664
Wabash National Corp.	60,700	438,254

		2,658,419
Media (0.4%)
Emerald Holding, Inc.	103,300	267,547

		267,547
Metals and mining (—%)
Ferroglobe Representation & Warranty Insurance Trust(NON)	102,740	—

		—
Mortgage real estate investment trusts (REITs) (1.0%)
KKR Real Estate Finance Trust, Inc.(R)	19,524	293,055
Ladder Capital Corp.(R)	87,200	413,328

		706,383
Multi-utilities (1.5%)
Unitil Corp.	21,000	1,098,720

		1,098,720
Multiline retail (0.9%)
Big Lots, Inc.	45,100	641,322

		641,322
Oil, gas, and consumable fuels (3.3%)
Arch Coal, Inc. Class A(S)	12,100	349,690
Magnolia Oil & Gas Corp. Class A(NON)	89,100	356,400
Par Pacific Holdings, Inc.(NON)	24,829	176,286
Range Resources Corp.(S)	104,900	239,172
Scorpio Tankers, Inc.(S)	63,304	1,210,373

		2,331,921
Paper and forest products (2.1%)
Louisiana-Pacific Corp.	48,300	829,794
Verso Corp. Class A(NON)	59,400	670,032

		1,499,826
Pharmaceuticals (1.4%)
Prestige Brands Holdings, Inc.(NON)	27,000	990,360

		990,360
Professional services (—%)
BancTec, Inc. 144A CVR(F)	152,299	—

		—
Semiconductors and semiconductor equipment (3.7%)
FormFactor, Inc.(NON)	36,700	737,303
Photronics, Inc.(NON)	91,906	942,956
Silicon Motion Technology Corp. ADR (Taiwan)	26,200	960,492

		2,640,751
Software (1.9%)
Avaya Holdings Corp.(NON)(S)	81,211	656,997
j2 Global, Inc.	9,400	703,590

		1,360,587
Specialty retail (1.8%)
Express, Inc.(NON)(S)	71,700	106,833
Genesco, Inc.(NON)	19,700	262,798
Murphy USA, Inc.(NON)	3,874	326,811
Shoe Carnival, Inc.(S)	27,900	579,483

		1,275,925
Thrifts and mortgage finance (3.5%)
First Defiance Financial Corp.	30,126	444,057
Flagstar Bancorp, Inc.	41,800	828,894
MGIC Investment Corp.	81,500	517,525
Walker & Dunlop, Inc.	17,500	704,725

		2,495,201
Tobacco (1.0%)
Turning Point Brands, Inc.	35,100	740,961

		740,961
Trading companies and distributors (2.0%)
GMS, Inc.(NON)	34,208	538,092
MRC Global, Inc.(NON)	96,000	408,960
Nesco Holdings, Inc.(NON)(S)	157,639	517,056

		1,464,108
Water utilities (1.2%)
Consolidated Water Co., Ltd. (Cayman Islands)	53,823	882,697

		882,697

Total common stocks (cost $93,943,156)		$67,766,156

INVESTMENT COMPANIES (2.9%)(a)
	Shares	Value
Crescent Capital BDC, Inc.	37,527	$362,136
Main Street Capital Corp.	9,700	198,947
Owl Rock Capital Corp.	49,100	566,614
Saratoga Investment Corp.	42,433	488,404
TriplePoint Venture Growth BDC Corp.	79,800	458,052

Total investment companies (cost $3,519,183)		$2,074,153

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Nesco Holdings, Inc.	1/1/25	$11.50	25,714	$4,371

Total warrants (cost $32,914)				$4,371

SHORT-TERM INVESTMENTS (12.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.54%(AFF)	7,025,625	$7,025,625
Putnam Short Term Investment Fund 0.92%(AFF)	1,528,081	1,528,081

Total short-term investments (cost $8,553,706)		$8,553,706
TOTAL INVESTMENTS

Total investments (cost $106,048,959)		$78,398,386

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2020 through March 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $71,564,441.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$16,711,340	$19,335,296	$29,021,011	$72,676	$7,025,625
	Putnam Short Term Investment Fund**	1,931,235	10,211,450	10,614,604	5,184	1,528,081

	Total Short-term investments	$18,642,575	$29,546,746	$39,635,615	$77,860	$8,553,706
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,025,625, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,572,375. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,721,315	$—	$—
Consumer discretionary	6,346,285	—	—
Consumer staples	1,854,689	—	—
Energy	3,162,821	—	—
Financials	16,443,162	—	—
Health care	3,730,874	—	—
Industrials	12,171,272	—	—**
Information technology	9,010,381	—	—
Materials	3,388,492	—	—
Real estate	5,220,982	—	—
Utilities	3,715,883	—	—

Total common stocks	67,766,156	—	—
Investment companies	2,074,153	—	—
Warrants	4,371	—	—
Short-term investments	1,528,081	7,025,625	—

Totals by level	$71,372,761	$7,025,625	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 Security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	26,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com